Note 33 (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and guarantees given [Abstract]
Commitments and guarantees given [Table Text Block]	The breakdown of the balance under these headings in the accompanying consolidated balance sheets is as follows:

Commitments and guarantees given (Millions of Euros)
	Notes	2021	2020	2019
Loan commitments given	7.2.2	119,618	132,584	130,923
Of which: impaired		171	265	270
Central banks		—	—	—
General governments		3,483	2,919	3,117
Credit institutions		16,085	11,426	11,742
Other financial corporations		4,583	5,862	4,578
Non-financial corporations		59,475	71,011	65,475
Households		35,991	41,366	46,011
Financial guarantees given	7.2.2	11,720	10,665	10,984
Of which: impaired (*)		245	290	224
Central banks		—	1	—
General governments		162	132	125
Credit institutions		312	339	995
Other financial corporations		1,026	587	583
Non-financial corporations		10,039	9,376	8,986
Households		181	231	295
Other commitments given	7.2.2	34,604	36,190	39,209
Of which: impaired (*)		541	477	506
Central banks		2	124	1
General governments		212	199	521
Credit institutions		4,266	5,285	5,952
Other financial corporations		1,753	2,902	2,902
Non-financial corporations		28,224	27,496	29,682
Households		147	182	151
Total	7.2.2	165,941	179,440	181,116
(*) In December 2020, it includes the balance of the Group's businesses in the United States included in the USA Sale (see Notes 1.3, 3 and 21). Non-performing financial guarantees given amounted to €786, €767 and €731 million, respectively, as of December 31, 2021, 2020 and 2019.